INCOME TAX (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Indonesia
INCOME TAX
Statutory income tax (as a percent)	25.00%
Hong Kong SAR
INCOME TAX
Statutory income tax (as a percent)	16.50%
Withholding taxes on remittance of dividends	$ 0
Threshold profit taxed at half of the current tax rate under two-tiered profits tax rates regime		$ 2
Tax rate at half of the current tax rate under two-tiered profits tax rates regime		8.25%
PRC
INCOME TAX
Statutory income tax (as a percent)	25.00%